Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Land and land improvements		$ 2,694	$ 2,438
Buildings and premises		20,030	18,996
Furniture, fixtures and equipment		10,664	9,933
Property plant and equipment		33,388	31,367
Less - Accumulated depreciation		16,127	14,917
Property plant and equipment	$ 18,597	$ 17,261	$ 16,450